PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Terms and Conditions of Grants (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vesting period one | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (in percent)					50.00%
Vesting period one | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (in percent)					50.00%
Vesting period two | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (in percent)					50.00%
Vesting period two | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (in percent)					50.00%
Performance Share Units (PSUs) | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years	3 years	3 years	3 years	5 years
Performance Share Units (PSUs) | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years	3 years	3 years	3 years	5 years
Performance Share Units (PSUs) | EPS vs peer group, threshold | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage (in percent)	100.00%	100.00%	100.00%	100.00%	100.00%
Performance Share Units (PSUs) | EPS vs peer group, target | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant (in percent)	120.00%	120.00%	120.00%	120.00%	120.00%
Performance Share Units (PSUs) | EPS vs peer group, target | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant (in percent)					100.00%
Performance Share Units (PSUs) | TSR vs performance index, target | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (in percent)	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of performance better than the index per annum over performance (in percent)	2.00%	2.00%	2.00%	2.00%
Performance Share Units (PSUs) | TSR vs performance index, threshold | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (in percent)	50.00%	50.00%	50.00%	50.00%
Performance Share Units (PSUs) | Performance of ROCE and gap to competition, target | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant (in percent)	100.00%	100.00%	100.00%		120.00%
Percentage of award vesting rights (in percent)	100.00%	100.00%	100.00%
Over-performance award, percentage overperformance (in percent)					20.00%
Over-performance award (in percent)				100.00%
Performance Share Units (PSUs) | Gap to competition, target | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant (in percent)	100.00%	100.00%	100.00%	100.00%
Percentage of award vesting rights (in percent)	100.00%	100.00%	100.00%	100.00%
Performance Share Units (PSUs) | Vesting period one | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period					3 years
Performance Share Units (PSUs) | Vesting period one | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period					3 years
Performance Share Units (PSUs) | Vesting period two | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period					2 years
Performance Share Units (PSUs) | Vesting period two | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period					2 years
Performance Share Units (PSUs) | Performance based on TSR compared to peer group | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria (in percent)				50.00%	50.00%
Performance Share Units (PSUs) | Performance based on ESR compared to peer group | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria (in percent)				50.00%	50.00%
Performance Share Units (PSUs) | Performance of ROCE and Gap to Competition, Threshold | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant (in percent)					100.00%
Performance criteria (in percent)					120.00%
Over-performance award (in percent)				0.00%
Performance Share Units (PSUs) | TSR vs. peer group, threshold | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant (in percent)				100.00%
Percentage of award vesting rights (in percent)				50.00%
Performance Share Units (PSUs) | TSR vs peer group, target | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant (in percent)				120.00%
Percentage of award vesting rights (in percent)				100.00%
Performance Share Units (PSUs) | CEO | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary (in percent)	100.00%	100.00%	100.00%	100.00%	150.00%
Performance Share Units (PSUs) | CFO | CEO Office plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary (in percent)	100.00%	100.00%	100.00%	100.00%
Restricted Share Units (RSUs) | Vesting period one | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Restricted Share Units (RSUs) | Vesting period two | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	1 year